Business Segment Data	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 13 –  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance of the business.

The Company evaluates segment performance and allocates resources based upon operating income. The Company’s operations are managed in two reportable business segments: Digital display sales and Digital display lease and maintenance. Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States. The Company also has operations in Canada.The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.Corporate general and administrative items relate to costs that are not directly identifiable with a segment. There are no intersegment sales.

Foreign revenues represent less than 10% of the Company’s revenues for 2013 and 2012. The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells. The foreign operation operates similarly to the domestic operation and has similar profit margins. Foreign assets are immaterial.

Information about the Company’s continuing operations in its two business segments for the three months ended March 31, 2013 and 2012 is as follows:

In thousands	2013	2012
Revenues:
Digital display sales	$ 2,451	$ 3,837
Digital display lease and maintenance	1,645	1,768
Total revenues	$ 4,096	$ 5,605
Operating (loss) income:
Digital display sales	$(1,008)	$(1,141)
Digital display lease and maintenance	262	217
Corporate general and administrative expenses	(463)	(718)
Total operating loss	(1,209)	(1,642)
Interest expense, net	(41)	(51)
Gain on debt extinguishment	-	4
Change in warrant liabilities	(68)	108
Loss from continuing operations before income taxes	(1,318)	(1,581)
Income tax expense	(8)	(7)
Loss from continuing operations	$(1,326)	$(1,588)

20.  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance of the business.

The Company evaluates segment performance and allocates resources based upon operating income.  The Company’s operations are managed in two reportable business segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales. Foreign revenues represent less than 10% of the Company’s revenues for 2012 and 2011.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its two business segments for the two years ended December 31, 2012 and as of December 31, 2012 and 2011 is as follows:
In thousands	2012	2011
Revenues:
Digital display sales	$16,065	$15,990
Digital display lease & maintenance	6,956	7,767
Total revenues	$23,021	$23,757
Operating income (loss):
Digital display sales	$(2,822)	$ (2,590)
Digital display lease & maintenance	697	319
Corporate general and administrative expenses	(2,785)	(2,635)
Total operating loss	(4,910)	(4,906)
Interest expense, net	(297)	(1,217)
Gain on debt extinguishment	60	8,796
Change in warrant liabilities	4,041	(3,655)
Loss from continuing operations before income taxes	(1,106)	(982)
Income tax (expense) benefit	(23)	8
Loss from continuing operations	(1,129)	(974)
Loss from discontinued operations	(236)	(444)
Net loss	$(1,365)	$ (1,418)
Assets:
Digital display sales	$ 6,504	$ 7,460
Digital display lease & maintenance	13,677	17,386
Total identifiable assets	20,181	24,846
General corporate	1,164	1,109
Total assets	$21,345	$25,955
Depreciation and amortization:
Digital display sales	$ 135	$ 179
Digital display lease & maintenance	3,804	4,303
General corporate	165	66
Total depreciation and amortization	$ 4,104	$ 4,548
Capital expenditures:
Digital display sales	$ 62	$ 37
Digital display lease & maintenance	487	430
General corporate	7	5
Total capital expenditures	$ 556	$ 472